Long-Term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS

11. LONG-TERM INVESTMENTS

The Group’s long-term investments consisted of the following:

	As of December 31, 2024	As of June 30, 2025
	RMB	RMB	US$
		(Unaudited)
Equity investments:
Zibo Hengxin Investment Partnership (Limited Partnership) (“Zibo Hengxin”) (i)	120,006	120,006	16,753
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	3,121	3,004	418
MATSON (HONG KONG) (iii)	20,773	20,767	2,899
UNEX EV B.V (iv)	717	752	105
Less: impairment on equity investments	(10,503)	(10,503)	(1,466)
	134,114	134,026	18,709

(i)	In December 2020, the Group entered into a partnership agreement with Zibo Hengxin and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in Zibo Hengxin. In December 2021, Zibo Hengxin decreased its total partnership capital to RMB111,200 and returned to the Group RMB10,000, consequently, the aggregate interest of the Group was diluted to 98.9%. In October 2023, the Group invested RMB10,000 into Zibo Hengxin Investment Partnership, resulting in the Group holding approximately 99% interest in Zibo Hengxin. There was no unfunded commitment to Zibo Hengxin as of December 31, 2024. For the six months ended June 30, 2025, the Group made an impairment provision of about RMB10.5 million (US$1.4 million) for this long-term equity investment.

The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

(ii)	In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the six months ended June 30, 2025, the Group recorded an investment loss of RMB118 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.

(iii)	On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong entered into a share exchange agreement (the “Agreement”), pursuant to shich Agreement, the Company agreed to acquire 3,560 ordinary shares of Matson (the “Matson Shares”), which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.

(iv)	The Group entered into an agreement to invest in UNEX EV B.V, and contributed RMB736 in July 2024. The Group held an equity interest of 9% of UNEX EV B.V. For the six months ended June 30,2025, the Group recorded an investment loss of RMB48 from the operating result of UNEX EV B.V.

The balance represented loans to Shanghai Lingneng Electricity Selling Co., Ltd. (“SH Lingneng”) for its operations pursuant to loan agreements entered into in 2019, bearing an interest rate of 3% per annum. Subsequently in August 2023, the Company entered into a term sheet, the result of which would be the investment into SH Lingneng’s interest equity (“Transaction”). Final terms and arrangements of this potential Transaction would be determined on Share Purchase Agreement (“SPA”), Shareholders’ Agreement (“SHA”), Memorandum of Association (“MA”) and other documents associated with the Transaction. As of December 31,2022, the balance of the refundable deposit for investment is RMB80,183, the Company has recovered RMB7,409 of the refundable investment funds in 2023, and the balance of the refundable deposit for investment is RMB72,774 (US$10,250) as of December 31,2023. On February 28, 2024, the Company entered into an investment termination agreement, pursuant to which Shanghai Lingneng shall pay no less than one third of the total amount per annum in the following three years. As of June 30, 2025, the Company has received a refund of RMB19,178 (US$2,677).

11. LONG-TERM INVESTMENTS

The Group’s long-term investments consisted of the following:

	As of December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Zibo Hengxin Investment Partnership (Limited Partnership) (“Zibo Hengxin”) (i)	110,000	120,000	120,006	16,441
Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”) (ii)	1,711	3,367	3,121	428
Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”) (iii)	100	100		-
MATSON (HONG KONG) (iv)	-	-	20,773	2,846
UNEX EV B.V (v)	-	-	717	98
Less: impairment on equity investments	-	(100)	(10,503)	(1,439)
	111,811	123,367	134,114	18,374
(i)

In December 2020, the Group entered into a partnership agreement with Zibo Hengxin Investment Partnership (Limited Partnership) and its participating shareholder, Guanmiao (Beijing) Investment Management Co., Ltd. (“Guanmiao”), whereby the Group agreed to purchased limited partnership interest in Zibo Hengxin Investment Fund Partnership (Limited Partnership) (the “Fund”) in the amount of RMB120,000, which entitles the Group an aggregate interest of approximately 99% in the Fund. In December 2021, the Fund decreased the total partnership capital to RMB111,200 and returned to the Group by RMB10,000 and the aggregate interest of the Group was subsequently diluted to 98.9%. In October 2023, the Group entered RMB10,000 into Zibohengxin Investment Partnership, and the Group accounted aggregate interest of approximately 99% in the Fund. There was no unfunded commitment to the Fund as of December 31, 2024. In 2024, the Group made an impairment provision of about RMB10.5 million (US$1.4 million) for this long-term equity investment.

The Fund’s investment strategy is primarily to invest in emerging companies of new energy automobile industry. The Fund is scheduled to be in existence until 2025, unless terminated sooner or extended in accordance with the amended and restated limited partnership agreement.

(ii)

In April 2022, the Group entered into an agreement to invest in Huzhou Zheyou New Energy Sales Co., Ltd. (“Huzhou Zheyou”), with contributed RMB1,750 in June 2022 and RMB1,750 in November 2023, respectively. The Group held an equity interest of 35% as of December 31, 2024. For the fiscal year ended December 31, 2024, the Group recorded an investment loss of RMB246 from the operating result of Huzhou Zheyou. The investment losses have been disclosed in share of loss in equity method investee of consolidated statement of cash flow.

(iii)

The Group entered into an agreement to invest in Chengdu Zhibo Premium Technology Co., Ltd. (“Chengdu Zhibo”), and contributed RMB100 in November 2022. The Group held an equity interest of 40%. For the fiscal year ended December 31, 2024, the Group recognized RMB100 (US$14) of impairment of long-term equity investments, and verified the long-term equity investment of Chengdu Zhibo.

(iv)

On February 6, 2024, the Company and Zeng Lingzhi, the sole beneficial owner of Matson, a private company with limited liability incorporated under the laws of Hong Kong, entered into a share exchange agreement, pursuant to which agreement, the Company agreed to acquire 3,560 ordinary shares of Matson, which represent 26.25% of Matson’s total equity, for 30,000,000 ordinary shares of the Company.

(v)

The Group entered into an agreement to invest in UNEX EV B.V, and contributed RMB736 on July 14, 2024. The Group held an equity interest of 9% of UNEX EV B.V. For the fiscal year ended December 31, 2024, the Group verified the long-term equity investment of UNEX EV B.V.